UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05642

Nuveen Multi-Market Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices)  (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 917-7700

Date of fiscal year end:   June 30

Date of reporting period:   December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen
December 31,
2023
Semi-annual
Report
This semi-annual report contains the Fund's unaudited financial statements.
Nuveen Multi-Market Income Fund
JMM

Table
of Contents
Letter to Shareholders 3
Important Notices 4
Fund Leverage 5
Common Share Information 6
About the Fund’s Benchmark 8
Performance Overview and Holding Summaries 9
Portfolio of Investments 11
Statement of Assets and Liabilities 21
Statement of Operations 22
Statement of Changes in Net Assets 23
Statement of Cash Flows 24
Financial Highlights 26
Notes to Financial Statements 28
Risk Considerations 36
Additional Fund Information 37
Glossary of Terms Used in this Report 38

Letter
to Shareholders

Dear Shareholders,
Financial markets spent the past year focused on the direction of inflation and whether policy makers would be able to deliver a soft landing in their economies. After more than a year and a half of interest rate increases by the U.S. Federal Reserve (Fed) and other central banks, financial conditions have tightened and inflation rates have cooled considerably. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50%
at its latest increase in July 2023, then left the rate unchanged through January 2024. At its
December 2023 policy meeting, the Fed acknowledged the fed funds rate may have reached its peak, and then in January 2024 removed the suggestion that another hike was possible.
But current inflation rates remain above central banks’ targets, and the trajectory from here is difficult to predict given that monetary policy acts on the economy with long and variable lags.
Surprisingly, economies were relatively resilient for much of 2023. The “most predicted recession” did not materialize in the U.S. during 2023, while U.K. and European economic growth had begun to show signs of stagnation or decline in the second half of the year. U.S.
gross domestic product rose 3.3% in the fourth quarter of 2023, slower than 4.9% in the third quarter but still ahead of 2.1% in the second quarter and 2.0% in the first quarter. For 2023 overall, GDP grew 2.5% (from the 2022 annual level to the 2023 annual level), compared to
1.9% in 2022. Much of the growth was driven by a relatively strong jobs market, which kept consumer sentiment and spending elevated despite long-term interest rates nearing multi-year highs, a series of U.S. regional bank failures and shocks from flaring geopolitical tensions.
While central banks are likely nearing the end of this interest rate hiking cycle, there are still upside risks to inflation and downside risks to the economy. Some labor market and consumer indicators are softening. Government funding and deficits remain a concern, especially as the
U.S. election year gets underway. The markets will continue to try to anticipate monetary policy shifts as the Fed evaluates incoming data and adjusts its rate setting activity on a meeting-
by-meeting basis. Geopolitical risks – from relations with China, to wars in Europe and the
Middle East – also expand the range of outcomes from economies and markets around the world. All these uncertainties, and others, will remain sources of short-term market volatility.
In this environment, Nuveen remains committed to filtering the market noise for investable opportunities that ultimately serve long-term investment objectives. Maintaining a long-term perspective is also important for investors, and we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Co-Chair of the Board
February 22, 2024

Important Notices
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Fund includes portfolio manager commentary in its annual shareholder reports. For the Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s June 30, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.

Fund Leverage

IMPACT OF THE FUND’S LEVERAGE STRATEGY ON PERFORMANCE
One important factor impacting the returns of the Fund’s common shares relative to its comparative benchmark was the Fund’s use of leverage through reverse repurchase agreements. The Fund uses leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the
Fund earns on its portfolio securities that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When the Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
The Fund’s use of leverage contributed to relative performance during the reporting period. In addition, the Fund’s use of leverage was accretive to overall common share income.
As of December 31, 2023, the Fund’s percentages of leverage are as shown in the accompanying table.
* Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of reverse repurchase agreements, certain derivatives and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
THE FUND’S LEVERAGE
Reverse Repurchase Agreements
As noted previously, the Fund used reverse repurchase agreements, in which the Fund sells to a counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. The Fund’s transactions in reverse repurchase agreements are as shown in the accompanying table.
Refer to Notes to Financial Statements for further details on reverse repurchase agreements for the Fund.
JMM
Effective Leverage
*
28.25%
Regulatory Leverage
*
0.00%
Current Reporting Period
Subsequent to the Close of the Reporting
Period
Fund
Outstanding
Balance as of
July1, 2023 Sales Purchases
Outstanding
Balance as of
December 31,
2023
Average
Balance
Outstanding Sales Purchases
Outstanding
Balance as of
February 22,
2024
JMM $25,116,000 $82,915,000 $(83,861,000) $24,170,000 $24,294,144 $36,470,000 $(36,206,000)   $24,434,000

Common Share Information
DISTRIBUTION INFORMATION
The following information regarding the Fund’s distributions is current as of December 31, 2023, the Fund’s fiscal and tax year end, and may differ from previously issued distribution notifications.
The Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time).
The Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the
Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. For additional information, refer to the distribution information section below and in the Notes to Financial Statements herein.
The following table provides the estimated sources of distributions and may include amounts attributed to realized gains and/or returns of capital. A return of capital may occur, for example, when some or all of the money that you invested in a Fund is paid back to you. A return of capital distribution does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income.” The Fund attributes these estimates equally to each regular distribution throughout the year.
The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV, which will be sent to shareholders shortly after calendar year-end. Because distribution source estimates are updated throughout the current fiscal year based on the Fund’s performance, those estimates may differ from both the tax information reported to you in your Fund’s 1099 statement, as well as the ultimate economic sources of distributions over the life of your investment. The figures in the table below provide the sources of distributions and may include amounts attributed to realized gains and/or returns of capital. More details about the Fund’s distributions are available on www.nuveen.com/en-us/closed-
end-funds.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE REPURCHASES
The Fund's Board of Trustees authorized an open-market share repurchase program, allowing the Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Fund did not repurchase any of its outstanding common shares. As of December 31, 2023, and since the inception of the Fund’s repurchase program, the Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
Data as of December 31,
2023
Estimated
Percentage of Distributions
Estimated
Per Share Amounts
Net
Investment
Income Realized Gains
Return of
Capital Total Distributions
Net Investment
Income Realized Gains
Return of
Capital
93.02% 0.00% 6.98% $0.1650 $0.1535 $0.0000 $0.0115

OTHER SHARE INFORMATION
As of December 31, 2023, and during the current reporting period, the Fund’s common share price was trading at premium/
(discount) to its NAV as shown in the accompanying table.
JMM
Common shares cumulatively repurchased and retired 1,800
Common shares authorized for repurchase 945,000
JMM
Common share NAV $6.49
Common share price $5.91
Premium/(Discount) to NAV (8.94)%
Average premium/(discount) to NAV (8.35)%

About the Fund’s Benchmark
Bloomberg U.S. Corporate High Yield Bond Index:
An index designed to measure the performance of the USD-
denominated, fixed rate corporate high yield bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Government/Mortgage Bond Index:
An index designed to measure the performance of U.S.
Treasury securities and agency mortgage-backed securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
JMM Blended Benchmark:
Consists of: 1) 25% Bloomberg U.S. Corporate High Yield Bond Index (defined herein), and 2) 75% Bloomberg U.S. Government/Mortgage Bond Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen Multi-Market Income Fund
Performance Overview and Holding Summaries December 31, 2023

JMM
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the JMM Blended Benchmark. The Fund’s
Blended Benchmark consists of: 1) 25% Bloomberg U.S. Corporate High Yield Bond Index and 2) 75% Bloomberg U.S.
Government/Mortgage Bond Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
December 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
JMM at Common Share NAV 12/30/88 4.44% 7.65% 1.13% 2.37%
JMM at Common Share Price 12/30/88 4.85% 6.53% 2.21% 3.38%
Bloomberg U.S. Government/Mortgage Bond Index — 2.71% 4.45% 0.45% 1.33%
JMM Blended Benchmark — 3.93% 6.65% 1.74% 2.19%

Performance Overview and Holdings Summaries
December 31, 2023 (continued)
Holdings Summaries as of December 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Asset-Backed and Mortgage-
Backed Securities 93 .2%
Corporate Bonds 35 .0%
Contingent Capital Securities 2 .7%
Sovereign Debt 1 .6%
Variable Rate Senior Loan
Interests 1 .0%
$1,000 Par (or similar)
Institutional Preferred 0 .4%
Repurchase Agreements 4 .2%
Other Assets & Liabilities, Net 1.6%
Reverse Repurchase
Agreements, including accrued
interest ( 39 .7 ) %
Net Assets 100%
Bond Credit Quality
(% of total long-term investments)
AAA 7.9%
AA 6.3%
A 11.3%
BBB 31.1%
BB or Lower 24.2%
N/R (not rated) 19.2%
Total 100%
Portfolio Composition
1
(% of total investments)
Asset-Backed and Mortgage-
Backed Securities 67.4%
Banks 5.0%
Equity Real Estate Investment
Trusts (REITs) 2.4%
Energy 2.4%
Materials 2.2%
Capital Goods 1.9%
Other 15.6%
Repurchase Agreements 3.1%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Multi-Market Income Fund
Portfolio of Investments December 31, 2023
(Unaudited)
JMM
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 133.9%  (96.9% of Total Investments)
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 93.2% (67.4% of Total
Investments) X 57,186,962
$ 104 321 Henderson Receivables VI LLC, 2010 1A, 144A 9.310% 7/15/61 $ 107,248
500 (b) ACRE Commercial Mortgage 2021-FL4 Ltd, (TSFR1M
reference rate + 2.714% spread), 2021 FL4, 144A
8.073% 12/18/37 471,572
500 Adams Outdoor Advertising LP, 2023 1, 144A 6.967% 7/15/53 506,378
500 (b) AGL CLO 19 Ltd, (TSFR3M reference rate + 2.750% spread),
2022 19A, 144A
8.162% 7/21/35 501,904
400 (b) AIMCO CLO Series 2017-A, (TSFR3M reference rate +
1.762% spread), 2017 AA, 144A
7.177% 4/20/34 395,902
33 Alternative Loan Trust 2003-J3, 2003 J3 5.250% 11/25/33 29,170
46 Alternative Loan Trust 2004-J2, 2004 J2 6.500% 3/25/34 45,888
1,598 American Homes 4 Rent 2015-SFR2 Trust, 2015 SFR2, (I/O),
144A
0.000% 10/17/52 16
175 AMSR 2019-SFR1 Trust, 2019 SFR1, 144A 3.247% 1/19/39 161,849
12 Bayview Financial Mortgage Pass-Through Trust 2006-C,
2006 C
6.352% 11/28/36 9,941
400 Benchmark 2018-B2 Mortgage Trust, 2018 B2 4.084% 2/15/51 354,984
1,150 Benchmark 2019-B9 Mortgage Trust, 2019 B9 3.751% 3/15/52 1,076,897
375 (b) BX Trust 2023-DELC, (TSFR1M reference rate + 3.339%
spread), 2023 DELC, 144A
8.701% 5/15/38 376,606
500 CARS-DB4 LP, 2020 1A, 144A 4.520% 2/15/50 454,238
500 Carvana Auto Receivables Trust 2022-P3, 2022 P3 5.540% 11/10/28 491,872
250 Century Plaza Towers 2019-CPT, 2019 CPT, 144A 2.997% 11/13/39 152,230
899 CF Hippolyta Issuer LLC, 2020 1, 144A 2.600% 7/15/60 733,917
400 (b) CIFC Funding 2020-II Ltd, (3-Month LIBOR reference rate +
1.862% spread), 2020 2A, 144A
7.277% 10/20/34 398,503
150 Citigroup Commercial Mortgage Trust 2014-GC23, 2014
GC23
4.578% 7/10/47 139,959
425 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
4.138% 4/10/48 392,166
600 Citigroup Commercial Mortgage Trust 2016-P5, 2016 P5,
144A
3.000% 10/10/49 358,255
450 (b) Citigroup Commercial Mortgage Trust 2018-TBR, (TSFR1M
reference rate + 2.039% spread), 2018 TBR, 144A
7.526% 12/15/36 438,530
241 Citigroup Commercial Mortgage Trust 2019-GC41, 2019
GC41
3.502% 8/10/56 179,927
52 Citigroup Global Markets Mortgage Securities VII Inc, 2003
1, 144A
6.000% 9/25/33 32,236
500 COMM 2013-LC13 Mortgage Trust, 144A 5.391% 8/10/46 435,151
775 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 4.067% 3/10/48 698,971
450 COMM 2015-CCRE25 Mortgage Trust 4.516% 8/10/48 415,463
540 COMM 2015-CCRE26 Mortgage Trust, 2015 CR26 4.465% 10/10/48 502,685
108 COMM 2015-LC23 Mortgage Trust, 2015 LC23 4.546% 10/10/48 98,081
35 Commonbond Student Loan Trust 2017-B-GS, 2017 BGS,
144A
4.440% 9/25/42 29,824
500 (b) Connecticut Avenue Securities Trust 2022-R01, (SOFR30A
reference rate + 1.900% spread), 2022 R01, 144A
7.237% 12/25/41 501,563
560 (b) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 6.250% spread), 2022 R03, 144A
6.349% 3/25/42 615,135
145 (b) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 3.500% spread), 2022 R03, 144A
8.837% 3/25/42 151,779
400 (b) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A
reference rate + 3.100% spread), 2022 R04, 144A
8.437% 3/25/42 413,497
1,000 (b) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 4.650% spread), 144A
9.987% 6/25/42 1,084,928
200 (b) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A
reference rate + 3.750% spread), 2023 R01, 144A
9.087% 12/25/42 211,702

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

JMM
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 499 (b) Credit Suisse Mortgage Capital Certificates 2019-ICE4,
(TSFR1M reference rate + 1.647% spread), 2019 ICE4, 144A
7.009% 5/15/36 $ 497,255
250 CSMC 2014-USA OA LLC, 2014 USA, 144A 4.373% 9/15/37 118,232
89 CSMC Mortgage-Backed Trust 2006-7, 2006 7 6.000% 8/25/36 35,255
1,131 DB Master Finance LLC, 2017 1A, 144A 4.030% 11/20/47 1,072,120
294 DB Master Finance LLC, 2021 1A, 144A 2.493% 11/20/51 261,472
1,116 Domino's Pizza Master Issuer LLC, 2015 1A, 144A 4.474% 10/25/45 1,091,534
146 Domino's Pizza Master Issuer LLC, 2017 1A, 144A 4.118% 7/25/47 139,334
1,405 DRIVEN BRANDS FUNDING LLC, 2019 1A, 144A 4.641% 4/20/49 1,356,769
400 (b) Dryden 49 Senior Loan Fund, (TSFR3M reference rate +
1.862% spread), 2017 49A, 144A
7.257% 7/18/30 400,352
500 (b) Fannie Mae - CAS, (SOFR30A reference rate + 3.550%
spread), 2023 R08, 144A
8.887% 10/25/43 508,119
1,500 (b) Fannie Mae - CAS, (SOFR30A reference rate + 3.350%
spread), 2023 R02, 144A
8.687% 1/25/43 1,575,517
750 (b) Fannie Mae Connecticut Avenue Securities, (SOFR30A
reference rate + 2.000% spread), 2021 R02, 144A
2.050% 11/25/41 744,757
29 (c) Fannie Mae Pool, FN 745324 6.000% 3/01/34 29,319
22 (c) Fannie Mae Pool, FN 995018 5.500% 6/01/38 22,682
11 (c) Fannie Mae Pool, FN 828346 5.000% 7/01/35 11,656
11 (c) Fannie Mae Pool, FN 882685 6.000% 6/01/36 11,279
199 (c) Fannie Mae Pool, FN BM5839 3.500% 11/01/47 186,355
1,979 (c) Fannie Mae Pool, FN MA4438, 2021 1 2.500% 10/01/51 1,683,091
8 (c) Fannie Mae Pool, FN 878059 5.500% 3/01/36 8,227
6 (c) Fannie Mae Pool, FN 709700 5.500% 6/01/33 6,049
394 (c) Fannie Mae Pool, FN MA4919 5.500% 2/01/53 395,384
34 (c) Fannie Mae Pool, FN 766070 5.500% 2/01/34 34,799
298 (c) Fannie Mae Pool, FN AW4182 3.500% 2/01/44 279,390
2,898 (c) Fannie Mae Pool, FN CB3234 3.000% 4/01/52 2,577,491
597 (c) Fannie Mae Pool, FN MA4783 4.000% 10/01/52 564,884
706 (c) Fannie Mae Pool, FN BM5126 3.500% 1/01/48 662,158
455 (c) Fannie Mae Pool, FN MA4644, 2022 1 4.000% 5/01/52 430,813
507 (c) Fannie Mae Pool, FN MA3305 3.500% 3/01/48 472,658
540 (c) Fannie Mae Pool, FN MA4733 4.500% 9/01/52 523,384
45 Fannie Mae REMIC Trust 2002-W1, 2002 W1 4.664% 2/25/42 43,646
251 Fannie Mae REMIC Trust 2003-W1, 2003 W1 2.479% 12/25/42 125,448
655 (c) Freddie Mac Gold Pool, FG G60138 3.500% 8/01/45 617,108
6 (c) Freddie Mac Gold Pool, FG C00676 6.500% 11/01/28 6,434
397 (c) Freddie Mac Gold Pool, FG Q40718 3.500% 5/01/46 371,059
377 (c) Freddie Mac Gold Pool, FG G18497 3.000% 1/01/29 364,374
275 (c) Freddie Mac Gold Pool, FG G08566 3.500% 1/01/44 258,491
966 (c) Freddie Mac Gold Pool, FG G08528 3.000% 4/01/43 889,133
590 (c) Freddie Mac Gold Pool, FG Q40841 3.000% 6/01/46 539,034
394 (c) Freddie Mac Pool, FR RA7402 3.500% 5/01/52 362,424
1,734 (c) Freddie Mac Pool, FR RA6766 2.500% 2/01/52 1,489,415
266 (b) Freddie Mac STACR REMIC Trust 2021-HQA1, (SOFR30A
reference rate + 2.250% spread), 2021 HQA1, 144A
7.587% 8/25/33 265,326
750 (b) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 2.400% spread), 2022 DNA2, 144A
7.737% 2/25/42 760,234
410 (b) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 2.900% spread), 2022 DNA3, 144A
8.237% 4/25/42 421,802
750 (b) Freddie Mac STACR REMIC Trust 2022-DNA4, (SOFR30A
reference rate + 3.350% spread), 2022 DNA4, 144A
8.687% 5/25/42 781,438
500 Frontier Issuer LLC, 2023 1, 144A 6.600% 8/20/53 497,408
37 (c) Ginnie Mae I Pool, GN 631574 6.000% 7/15/34 38,573
66 (c) Ginnie Mae I Pool, GN 604567 5.500% 8/15/33 65,531
642 (b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 1.197% spread), 2018 TWR, 144A
6.559% 7/15/31 535,283
44 GSMPS Mortgage Loan Trust 2001-2, 2001 2, 144A 7.500% 6/19/32 40,825
317 GSMPS Mortgage Loan Trust 2003-3, 2003 3, 144A 7.000% 6/25/43 323,746
241 GSMPS Mortgage Loan Trust 2005-RP1, 2005 RP1, 144A 8.500% 1/25/35 243,792

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 335 GSMPS Mortgage Loan Trust 2005-RP2, 2005 RP2, 144A 7.500% 3/25/35 $ 324,003
313 GSMPS Mortgage Loan Trust 2005-RP3, 2005 RP3, 144A 7.500% 9/25/35 308,132
199 GSMPS Mortgage Loan Trust 2005-RP3, 2005 RP3, 144A 8.000% 9/25/35 192,588
485 Hardee's Funding LLC, 2020 1A, 144A 3.981% 12/20/50 426,034
600 Hertz Vehicle Financing III LP, 2021 2A, 144A 1.680% 12/27/27 543,371
500 Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY, 144A 2.943% 12/10/41 412,877
105 Impac Secured Assets CMN Owner Trust, 2000 3 8.000% 10/25/30 94,758
371 J.G. Wentworth XXXVII LLC, 2016 1A, 144A 5.190% 6/17/69 331,392
430 J.P. Morgan Chase Commercial Mortgage Securities Trust
2018-AON, 2018 AON, 144A
4.613% 7/05/31 247,196
618 JGWPT XXV LLC, 2012 1A, 144A 7.140% 2/15/67 616,760
255 JGWPT XXVI LLC, 2012 2A, 144A 6.770% 10/17/61 251,039
188 JP Morgan Alternative Loan Trust 2006-S1, 2006 S1 6.500% 3/25/36 109,069
500 JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP4, 2016 JP4, 144A
3.380% 12/15/49 318,849
368 JP Morgan Chase Commercial Mortgage Securities Trust
2019-ICON UES, 2019 UES, 144A
4.343% 5/05/32 356,205
500 JP Morgan Chase Commercial Mortgage Securities Trust
2020-NNN, 2020 NNN, 144A
3.620% 1/16/37 265,308
697 JPMDB Commercial Mortgage Securities Trust 2016-C4,
2016 C4
3.043% 12/15/49 473,001
500 JPMDB Commercial Mortgage Securities Trust 2017-C7,
2017 C7, 144A
3.000% 10/15/50 251,713
400 Manhattan West 2020-1MW Mortgage Trust, 2020 1MW,
144A
2.335% 9/10/39 337,539
206 MASTR Alternative Loan Trust 2004-1, 2004 1 7.000% 1/25/34 202,128
135 MASTR Alternative Loan Trust 2004-5, 2004 5 7.000% 6/25/34 135,852
87 MASTR Asset Securitization Trust 2003-11, 2003 11 5.250% 12/25/33 84,782
245 Mid-State Capital Corp 2005-1 Trust, 2005 1 5.745% 1/15/40 241,629
86 Mid-State Trust XI, 2003 11 5.598% 7/15/38 85,648
530 Morgan Stanley Bank of America Merrill Lynch Trust 2014-
C14, 2014 C14
4.847% 2/15/47 526,991
250 Morgan Stanley Bank of America Merrill Lynch Trust 2015-
C20, 2015 C20
4.454% 2/15/48 230,172
500 Morgan Stanley Bank of America Merrill Lynch Trust 2016-
C28, 2016 C28
4.602% 1/15/49 419,759
32 Morgan Stanley Mortgage Loan Trust 2006-2, 2006 2 5.750% 2/25/36 29,340
500 MSCG Trust 2015-ALDR, 144A 3.462% 6/07/35 427,858
301 MVW 2022-1 LLC, 2022 1A, 144A 4.150% 11/21/39 291,485
1,000 (b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 2.829% spread), 144A
8.191% 7/15/36 757,986
400 (b) Neuberger Berman Loan Advisers CLO 31 Ltd, (TSFR3M
reference rate + 1.812% spread), 2019 31A, 144A
7.227% 4/20/31 398,260
500 (b) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M
reference rate + 1.800% spread), 2022 48A, 144A
7.178% 4/25/36 496,969
260 New Residential Mortgage Loan Trust 2014-1, 2014 1A,
144A
5.997% 1/25/54 254,479
477 New Residential Mortgage Loan Trust 2015-2, 2015 2A,
144A
5.353% 8/25/55 460,897
236 Planet Fitness Master Issuer LLC, 2022 1A, 144A 3.251% 12/05/51 218,464
474 Planet Fitness Master Issuer LLC, 2018 1A, 144A 4.666% 9/05/48 462,218
817 (b) PNMAC GMSR ISSUER TRUST 2018-GT2, (TSFR1M
reference rate + 3.515% spread), 2018 GT2, 144A
8.871% 8/25/25 818,360
485 RBS Commercial Funding Inc 2013-SMV Trust, 2013 SMV,
144A
3.584% 3/11/31 418,880
488 SERVPRO Master Issuer LLC, 2021 1A, 144A 2.394% 4/25/51 418,762
268 Sesac Finance LLC, 2019 1, 144A 5.216% 7/25/49 260,595
40 Sierra Timeshare 2019-3 Receivables Funding LLC, 144A 4.180% 8/20/36 38,405
148 Sierra Timeshare 2020-2 Receivables Funding LLC, 2020 2A,
144A
3.510% 7/20/37 142,174
135 SLG Office Trust 2021-OVA, 2021 OVA, 144A 2.851% 7/15/41 105,654

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

JMM
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 372 Sonic Capital LLC, 2020 1A, 144A 3.845% 1/20/50 $ 350,406
350 Stack Infrastructure Issuer LLC, 2020 1A, 144A 1.893% 8/25/45 324,003
220 Start II LTD, 2019 1, 144A 5.095% 3/15/44 190,782
55 Structured Receivables Finance 2010-A LLC, 2010 A, 144A 5.218% 1/16/46 54,699
295 Taco Bell Funding LLC, 2021 1A, 144A 1.946% 8/25/51 264,156
648 Taco Bell Funding LLC, 2021 1A, 144A 2.294% 8/25/51 556,438
586 Taco Bell Funding LLC, 2016 1A, 144A 4.970% 5/25/46 576,869
250 VB-S1 Issuer LLC - VBTEL, 2022 1A, 144A 4.288% 2/15/52 225,280
250 VNDO Trust 2016-350P, 2016 350P, 144A 3.903% 1/10/35 231,616
8 Washington Mutual MSC Mortgage Pass-Through
Certificates Series 2004-RA3 Trust, 2004 RA3
5.707% 8/25/38 7,365
195 Wells Fargo Commercial Mortgage Trust 2016-C33, 2016
C33
3.896% 3/15/59 166,561
500 Wells Fargo Commercial Mortgage Trust 2017-C38, 2017
C38
3.903% 7/15/50 423,915
565 Wendy's Funding LLC, 2021 1A, 144A 2.370% 6/15/51 487,523
390 Wendy's Funding LLC, 2018 1A, 144A 3.884% 3/15/48 362,354
450 Wendy's Funding LLC, 2019 1A, 144A 3.783% 6/15/49 429,310
985 Wingstop Funding LLC, 2020 1A, 144A 2.841% 12/05/50 885,790
176 ZAXBY'S FUNDING LLC, 2021 1A, 144A 3.238% 7/30/51 152,488
Total Asset-Backed and Mortgage-Backed Securities
(cost $62,088,596) 57,186,962
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 35 .0% ( 25 .4 % of Total Investments) X 21,513,619
Automobiles & Components - 1.4%
$ 50 Dana Inc 4.250% 9/01/30 $ 44,316
175 (c) Ford Motor Co 3.250% 2/12/32 145,548
200 (c) Ford Motor Credit Co LLC 6.950% 3/06/26 204,891
400 (c) General Motors Financial Co Inc 3.600% 6/21/30 363,020
100 (c) Goodyear Tire & Rubber Co/The 5.250% 4/30/31 91,504
Total Automobiles & Components 849,279
Banks - 4.4%
400 Banco Santander SA 2.749% 12/03/30 332,039
775 (c) Bank of America Corp 1.898% 7/23/31 633,999
60 Citigroup Inc 6.174% 5/25/34 62,086
200 Intesa Sanpaolo SpA, 144A 6.625% 6/20/33 204,947
400 (c) JPMorgan Chase & Co 2.580% 4/22/32 338,334
300 JPMorgan Chase & Co 3.650% 9/01/72 274,540
295 M&T Bank Corp 3.500% 3/01/72 216,491
300 Truist Financial Corp 4.800% 3/01/72 275,803
400 Wells Fargo & Co 3.900% 3/15/72 369,583
Total Banks 2,707,822
Capital Goods - 2.2%
455 (c) Albion Financing 2SARL, 144A 8.750% 4/15/27 443,625
350 (c) Boeing Co/The 3.250% 2/01/28 332,073
200 (c) Boeing Co/The 3.625% 2/01/31 185,758
65 Chart Industries Inc, 144A 9.500% 1/01/31 70,601
60 Chart Industries Inc, 144A 7.500% 1/01/30 62,715
100 H&E Equipment Services Inc, 144A 3.875% 12/15/28 90,932
50 WESCO Distribution Inc, 144A 7.250% 6/15/28 51,391
135 (c) Windsor Holdings III LLC, 144A 8.500% 6/15/30 141,079
Total Capital Goods 1,378,174

Principal
Amount (000)   Description (a) Coupon Maturity Value
Commercial & Professional Services - 0.9%
$ 100 (c) GFL Environmental Inc, 144A 4.250% 6/01/25 $ 98,522
150 (c) MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 134,311
200 (c) Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 201,083
100 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 99,417
Total Commercial & Professional Services 533,333
Consumer Discretionary Distribution & Retail - 1.8%
365 (c) Asbury Automotive Group Inc, 144A 4.625% 11/15/29 337,844
325 (c) Asbury Automotive Group Inc, 144A 5.000% 2/15/32 295,361
50 Bath & Body Works Inc, 144A 6.625% 10/01/30 51,103
75 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 69,669
500 Michaels Cos Inc/The, 144A 7.875% 5/01/29 314,795
50 Michaels Cos Inc/The, 144A 5.250% 5/01/28 39,529
Total Consumer Discretionary Distribution & Retail 1,108,301
Energy - 3.4%
250 (c) Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 250,625
90 Civitas Resources Inc, 144A 8.375% 7/01/28 93,955
55 Civitas Resources Inc, 144A 8.750% 7/01/31 58,550
35 DT Midstream Inc, 144A 4.125% 6/15/29 32,199
30 DT Midstream Inc, 144A 4.375% 6/15/31 27,061
100 (c) EnLink Midstream LLC 5.375% 6/01/29 97,846
200 (c) Genesis Energy LP / Genesis Energy Finance Corp 6.250% 5/15/26 199,763
200 (c) MEG Energy Corp, 144A 5.875% 2/01/29 194,328
400 (c) MPLX LP 4.800% 2/15/29 397,145
125 (c) Parkland Corp, 144A 4.500% 10/01/29 114,559
315 (c) Parkland Corp/Canada, 144A 4.625% 5/01/30 289,800
200 (c) USA Compression Partners LP / USA Compression Finance
Corp
6.875% 4/01/26 199,156
110 (c) Venture Global LNG Inc, 144A 8.125% 6/01/28 111,089
Total Energy 2,066,076
Equity Real Estate Investment Trusts (REITs) - 3.4%
650 (c) Brixmor Operating Partnership LP 4.050% 7/01/30 607,393
200 (c) Essential Properties LP 2.950% 7/15/31 157,277
500 (c) GLP Capital LP / GLP Financing II Inc 4.000% 1/15/30 456,240
250 (c) Iron Mountain Inc, 144A 5.250% 3/15/28 243,062
75 Iron Mountain Inc, 144A 4.500% 2/15/31 67,914
100 (c) Kite Realty Group Trust 4.750% 9/15/30 94,164
325 (c) MPT Operating Partnership LP / MPT Finance Corp 3.500% 3/15/31 203,199
250 (c) SITE Centers Corp 4.250% 2/01/26 243,678
Total Equity Real Estate Investment Trusts (REITs) 2,072,927
Financial Services - 1.8%
300 American Express Co 3.550% 9/15/72 257,190
300 Bank of New York Mellon Corp/The 4.700% 9/20/72 292,358
250 (c) Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 236,155
250 (c) Goldman Sachs Group Inc/The 1.992% 1/27/32 201,997
170 (c) OneMain Finance Corp 3.500% 1/15/27 157,326
Total Financial Services 1,145,026
Food, Beverage & Tobacco - 1.0%
400 (c) BAT Capital Corp 2.726% 3/25/31 335,448
250 (c) Chobani LLC / Chobani Finance Corp Inc, 144A 4.625% 11/15/28 233,702
75 Primo Water Holdings Inc, 144A 4.375% 4/30/29 69,105
Total Food, Beverage & Tobacco 638,255

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

JMM
Principal
Amount (000)   Description (a) Coupon Maturity Value
Health Care Equipment & Services - 0.7%
$ 50 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 $ 46,457
100 (c) DaVita Inc, 144A 4.625% 6/01/30 87,239
300 (c) Tenet Healthcare Corp 4.375% 1/15/30 278,022
Total Health Care Equipment & Services 411,718
Household & Personal Products - 0.1%
50 Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A
5.000% 12/31/26 48,750
Total Household & Personal Products 48,750
Insurance - 0.5%
300 (b) Vitality Re XIV Ltd (3-Month U.S. Treasury Bill reference rate
+ 3.500% spread), 144A
8.854% 1/05/27 299,850
Total Insurance 299,850
Materials - 2.8%
200 (c) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC, 144A
3.250% 9/01/28 174,965
250 (c) Constellium SE, 144A 3.750% 4/15/29 226,840
240 (c) EverArc Escrow Sarl, 144A 5.000% 10/30/29 208,200
375 (c) NOVA Chemicals Corp, 144A 5.000% 5/01/25 365,697
60 Owens-Brockway Glass Container Inc, 144A 7.250% 5/15/31 60,833
60 Sealed Air Corp/Sealed Air Corp US, 144A 7.250% 2/15/31 63,618
50 Summit Materials LLC / Summit Materials Finance Corp,
144A
7.250% 1/15/31 52,685
500 (c) SunCoke Energy Inc, 144A 4.875% 6/30/29 449,709
120 (c) Tronox Inc, 144A 4.625% 3/15/29 106,296
Total Materials 1,708,843
Media & Entertainment - 2.1%
42 Cinemark USA Inc, 144A 8.750% 5/01/25 42,210
200 (c) CSC Holdings LLC, 144A 11.250% 5/15/28 206,072
50 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 46,979
325 (c) Gray Television Inc, 144A 4.750% 10/15/30 244,644
200 (c) LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 174,227
135 (c) Sirius XM Radio Inc, 144A 4.000% 7/15/28 124,854
30 Sirius XM Radio Inc, 144A 3.125% 9/01/26 28,190
75 Univision Communications Inc, 144A 4.500% 5/01/29 66,919
200 VZ Secured Financing BV, 144A 5.000% 1/15/32 170,744
235 (c) Warnermedia Holdings Inc 4.279% 3/15/32 215,073
Total Media & Entertainment 1,319,912
Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
340 (c) Avantor Funding Inc, 144A 3.875% 11/01/29 308,760
75 Avantor Funding Inc, 144A 4.625% 7/15/28 72,486
200 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 5.125% 4/30/31 170,969
220 (c) Teva Pharmaceutical Finance Netherlands III BV 6.750% 3/01/28 224,840
Total Pharmaceuticals, Biotechnology & Life Sciences 777,055
Real Estate Management & Development - 0.5%
325 (c) Kennedy-Wilson Inc 5.000% 3/01/31 258,050
75 Kennedy-Wilson Inc 4.750% 3/01/29 62,619
Total Real Estate Management & Development 320,669
Semiconductors & Semiconductor Equipment - 0.4%
300 (c) Broadcom Inc, 144A 2.450% 2/15/31 256,519
Total Semiconductors & Semiconductor Equipment 256,519

Principal
Amount (000)   Description (a) Coupon Maturity Value
Software & Services - 1.5%
$ 500 (c) Ahead DB Holdings LLC, 144A 6.625% 5/01/28 $ 435,625
250 CA Magnum Holdings, 144A 5.375% 10/31/26 232,500
285 (c) Open Text Corp, 144A 3.875% 12/01/29 255,598
Total Software & Services 923,723
Technology Hardware & Equipment - 0.8%
200 (c) Imola Merger Corp, 144A 4.750% 5/15/29 190,021
350 (c) T-Mobile USA Inc 2.250% 11/15/31 291,410
Total Technology Hardware & Equipment 481,431
Telecommunication Services - 1.4%
550 (c) AT&T Inc 2.750% 6/01/31 482,172
200 (c) Iliad Holding SASU, 144A 6.500% 10/15/26 199,609
200 (c) Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 178,521
Total Telecommunication Services 860,302
Transportation - 0.1%
100 (c) Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 91,521
Total Transportation 91,521
Utilities - 2.5%
100 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 94,466
75 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 73,398
200 (c) Georgia Power Co 4.650% 5/16/28 201,529
200 (c) Suburban Propane Partners LP/Suburban Energy Finance
Corp
5.875% 3/01/27 198,994
475 (c) Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 440,453
190 (c) Talen Energy Supply LLC, 144A 8.625% 6/01/30 201,881
300 (c) Virginia Electric and Power Co 5.000% 4/01/33 303,412
Total Utilities 1,514,133
Total Corporate Bonds
(cost $23,844,140) 21,513,619
Principal
Amount (000) Description (a) ,(d) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 2 .7% ( 2 .0 % of Total Investments) X 1,688,021
Banks - 2.0%
$ 200 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (e) $ 213,918
200 Banco Santander SA 4.750% N/A (e) 168,548
250 Intesa Sanpaolo SpA, 144A 7.700% N/A (e) 245,652
200 Lloyds Banking Group PLC 7.500% N/A (e) 195,858
200 Societe Generale SA, 144A 8.000% N/A (e) 199,851
250 UniCredit SpA, Reg S 8.000% N/A (e) 248,500
Total Banks 1,272,327
Financial Services - 0.7%
200 UBS Group AG, 144A 9.250% N/A (e) 215,756
200 UBS Group AG, 144A 7.000% N/A (e) 199,938
Total Financial Services 415,694
Total Contingent Capital Securities
(cost $1,704,767) 1,688,021

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

JMM
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SOVEREIGN DEBT - 1 .6% ( 1 .1 % of Total Investments) X 960,877
Bahrain - 0.4%
$ 250 Bahrain Government International Bond,
144A
7.000% 10/12/28 $ 260,000
Total Bahrain 260,000
Egypt - 0.6%
400 Egypt Government International Bond,
144A
5.875% 6/11/25 371,954
Total Egypt 371,954
El Salvador - 0.2%
100 El Salvador Government International Bond,
144A
5.875% 1/30/25 93,623
Total El Salvador 93,623
Turkey - 0.4%
250 Turkey Government International Bond 5.950% 1/15/31 235,300
Total Turkey 235,300
Total Sovereign Debt
(cost $1,003,928) 960,877
Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 1 .0% ( 0 .7 % of Total Investments) (f) X 600,651
Capital Goods - 0.4%
$ 244 Core & Main LP, Term Loan B 8.006% TSFR2M +
SOFR30A
2.500% 6/10/28 $ 244,201
Total Capital Goods 244,201
Insurance - 0.3%
161 Alliant Holdings Intermediate,
LLC, Term Loan B4
8.970% 1-Month LIBOR 3.500% 11/08/27 161,928
Total Insurance 161,928
Materials - 0.3%
195 INEOS Quattro Holdings UK
Ltd, Term Loan B, First Lien
9.706% SOFR30A 4.250% 4/02/29 194,522
Total Materials 194,522
Total Variable Rate Senior Loan Interests
(cost $599,431) 600,651
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0 .4% ( 0 .3 % of Total
Investments) X 255,275
Banks - 0.4%
$ 250 Citigroup Inc 7.625% N/A (e) $ 255,275
Total Banks 255,275
Total $1,000 Par (or similar) Institutional Preferred
(cost $249,075) 255,275
Total Long-Term Investments
(cost $89,489,937) 82,205,405

Investments in Derivatives
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 4.2% (3.1% of Total Investments)
X –
REPURCHASE AGREEMENTS - 4 .2% ( 3 .1 % of Total Investments) X 2,600,000
$ 2,600 (h) Fixed Income Clearing Corp (FICC) 5.310% 1/02/24 $ 2,600,000
Total Repurchase Agreements
(cost $2,600,000) 2,600,000
Total Short-Term Investments
(cost $2,600,000) 2,600,000
Total Investments (cost $ 92,089,937 ) - 138 .1% 84,805,405
Reverse Repurchase Agreements, including accrued interest - (39.7)%(i) (24,395,128)
Other Assets & Liabilities, Net -   1.6% 979,960
Net Assets Applicable to Common Shares - 100% $ 61,390,237
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (j)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services LLC $ 17,000,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 604,913 $ 604,913
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra 10-Year Note 20 3/24 $ 2,257,854 $ 2,360,313 $ 102,459
U.S. Treasury Ultra Bond 48 3/24 5,852,106 6,412,500 560,394
Total $8,109,960 $8,772,813 $662,853
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $78,057,278 have been pledged as collateral for reverse repurchase agreements.
(d) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(e) Perpetual security. Maturity date is not applicable.
(f) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(g) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(h) Agreement with Fixed Income Clearing Corporation, 5.310% dated 12/29/23 to be repurchased at $2,601,534 on 1/2/24, collateralized by
Government Agency Securities, with coupon rate 1.875% and maturity date 11/15/51, valued at $2,652,005.
(i) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 28.8%.
(j) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

JMM
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
2M CME Term SOFR 2 Month
TSFR
3M CME Term SOFR 3 Month
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements.

December 31, 2023 (Unaudited) JMM
ASSETS
Long-term investments, at value
†
$ 82,205,405
Short-term investments, at value
◊
2,600,000
Cash collateral at broker for investments in futures contracts
(1)
367,231
Cash collateral at broker for investments in reverse repurchase agreements
(1)
435,344
Unrealized appreciation on interest rate swaps contracts 604,913
Receivables:
Interest 543,956
Reclaims 6,619
Other 62,301
Total assets 86,825,769
LIABILITIES
Cash overdraft 225,380
Cash collateral due to broker 633,972
Reverse repurchase agreements, including accrued interest 24,395,128
Payables:
Management fees 61,471
Variation margin on futures contracts 27,375
Accrued expenses:
Custodian fees 53,113
Investor relations 105
Trustees fees 2,015
Professional fees 23,237
Shareholder reporting expenses 12,450
Shareholder servicing agent fees 932
Other 354
Total liabilities 25,435,532
Net assets applicable to common shares $ 61,390,237
Common shares outstanding 9,462,350
Net asset value ("NAV") per common share outstanding $ 6 .49
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 94,624
Paid-in capital 80,658,101
Total distributable earnings (loss) (19,362,488)
Net assets applicable to common shares $ 61,390,237
Authorized shares:
Common Unlimited
†
Long-term investments, cost $ 89,489,937
◊
Short-term investments, cost $ 2,600,000
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives and reverse repurchase agreements.

Statement of Operations
See Notes to Financial Statements.

Six Months Ended December 31, 2023 (Unaudited) JMM
INVESTMENT INCOME
Interest $ 2,280,534
Other income 2,668
Total investment income 2,283,202
EXPENSES
–
Management fees 360,372
Shareholder servicing agent fees 2,811
Interest expense 713,384
Trustees fees 1,625
Custodian expenses 39,312
Investor relations expenses 8,063
Professional fees 30,077
Shareholder reporting expenses 13,207
Stock exchange listing fees 3,708
Other 1,502
Total expenses 1,174,061
Net investment income (loss) 1,109,141
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (330,185)
Futures contracts (716,593)
Swaps contracts 293,049
Foreign currency transactions (11,183)
Net realized gain (loss) (764,912)
Change in unrealized appreciation (depreciation) on:
Investments 1,956,175
Futures contracts 604,489
Swaps contracts (317,396)
Net change in unrealized appreciation (depreciation) 2,243,268
Net realized and unrealized gain (loss) 1,478,356
Net increase (decrease) in net assets applicable to common shares from operations $ 2,587,497

Statement of Changes in Net Assets
See Notes to Financial Statements

JMM
Unaudited
Six Months Ended
12/31/23
Year Ended
6/30/23
OPERATIONS
Net investment income (loss) $ 1,109,141 $ 2,097,186
Net realized gain (loss) (764,912) (1,273,559)
Net change in unrealized appreciation (depreciation) 2,243,268 743,530
Net increase (decrease) in net assets applicable to common shares from operations 2,587,497 1,567,157
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (1,561,288) (2,523,986)
Return of Capital – (740,525)
Total distributions (1,561,288) (3,264,511)
Net increase (decrease) in net assets applicable to common shares 1,026,209 (1,697,354)
Net assets applicable to common shares at the beginning of the period 60,364,028 62,061,382
Net assets applicable to common shares at the end of the period $ 61,390,237 $ 60,364,028

Statement of Cash Flows
See Notes to Financial Statements

The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:
Six Months Ended December 31, 2023 (Unaudited)
JMM
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 2,587,497
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in)
operating activities:
Purchases of investments (4,519,418)
Proceeds from sale and maturities of investments 6,839,714
Proceeds from (Purchase of) short-term investments, net (807,238)
Amortization (Accretion) of premiums and discounts, net (8,356)
(Increase) Decrease in:
Receivable for interest 21,708
Receivable for reclaims (4,450)
Receivable for variation margin on futures contracts 62,500
Other assets (54,875)
Increase (Decrease) in:
Payable for interest 79,730
Payable for investments purchased - when-issued/delayed-delivery settlement (135,000)
Payable for variation margin on futures contracts 27,375
Payable for management fees 1,330
Accrued custodian fees 3,402
Accrued investor relations fees (432)
Accrued Trustees fees 500
Accrued professional fees 22,594
Accrued shareholder reporting expenses 2,350
Accrued shareholder servicing agent fees 477
Accrued other expenses (6,092)
Net realized (gain) loss from investments 330,185
Net realized (gain) loss from foreign currency transactions 11,183
Net realized (gain) loss from paydowns 3,058
Net change in unrealized (appreciation) depreciation of investments (1,956,175)
Net change in unrealized (appreciation) depreciation of swaps contracts 317,396
Net cash provided by (used in) operating activities 2,818,963
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from reverse repurchase agreements 82,915,000
(Repayments of) reverse repurchase agreements (83,861,000)
Increase (Decrease) in:
Cash overdraft 225,380
Cash collateral due to broker 1,517,944
Cash distributions paid to common shareholders (1,808,556)
Net cash provided by (used in) financing activities (1,011,232)
Net increase (decrease) in Cash and Cash Collateral at Brokers 1,807,731
Cash and Cash Collateral at Brokers at the beginning of period 762,788
Cash and Cash Collateral at Brokers at the end of period $ 2,570,519
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION JMM
Cash paid for interest
$ 633,654
JMM
Cash $ —
Cash collateral at broker for investments in futures contracts 367,231
Cash collateral at broker for investments in reverse repurchase agreements 435,344
Total Cash and Cash Collateral at Brokers $ 802,575

Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains
Return of
Capital Total
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
JMM
12/31/23(d) $ 6.38 $ 0.12 $ 0.16 $ 0.28 $ (0.17) $ — $ — $ (0.17) $ 6.49 $ 5.91
6/30/23 6.56 0.22 (0.05) 0.17 (0.27) — (0.08) (0.35) 6.38 5.80
6/30/22 7.82 0.24 (1.14) (0.90) (0.26) — (0.10) (0.36) 6.56 6.10
6/30/21 7.48 0.26 0.40 0.66 (0.32) — — (0.32) 7.82 7.46
6/30/20 8.01 0.30 (0.48) (0.18) (0.35) — — (0.35) 7.48 6.90
6/30/19 7.97 0.32 0.08 0.40 (0.36) — — (0.36) 8.01 7.33
(a) Based on average shares outstanding.
(b) Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at Common Share NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

See Notes to Financial Statements

Ratios of Interest
Expense to
Average Net Assets
Applicable
to Common Shares
JMM
12/31/23(c)
2 .40%
6/30/23
1 .81
6/30/22
0 .18
6/30/21
0 .10
6/30/20
0 .75
6/30/19
0 .69
Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(b)
Based
on
Share
Price(b)
Net
Assets,
End of
Period (000) Expenses(c)
Net
Investment
Income
(Loss)(c)
Portfolio
Turnover
Rate
4 .44% 4 .85% $ 61,390 3 .95% (e) 3 .74% (e) 6%
2 .59 0 .75 60,364 3 .45 3 .43 18
( 12 .04 ) ( 13 .94 ) 62,061 1 .68 3 .28 89
9 .13 13 .13 74,041 1 .55 3 .41 107
( 2 .34 ) ( 1 .14 ) 70,780 2 .24 3 .88 87
5 .16 10 .14 75,839 2 .19 4 .08 159
(c) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• Each ratio includes the effect of all interest expenses paid and other costs related to reverse repurchase agreements, where applicable, as follows:
(d) Unaudited.
(e) Annualized.

Notes to Financial Statements
(Unaudited)
1. General Information
Fund Information:
Nuveen Multi-Market Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The Fund’s shares are listed on the New York Stock Exchange (“NYSE”) and trade under the ticker symbol “JMM.” The Fund was organized as a Massachusetts business trust on May 27, 2014 (previously organized as a Virginia corporation).
Current Fiscal Period:
The end of the reporting period for the Fund is December 31, 2023, and the period covered by these Notes to Financial
Statements is the six months ended December 31, 2023 (the “current fiscal period”).
Investment Adviser and Sub-Adviser:
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund's portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a  sub-
advisory agreement with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Developments Regarding the Fund’s Control Share By-Law:
On October 5, 2020, the Fund and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a
shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District
Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board of Trustees (the "Board") amended the Fund’s by-laws to provide that the Fund’s Control Share
By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Fund’s Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit. On November 30, 2023, the U.S. Court of Appeals for the Second Circuit upheld the opinion of the District Court.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation:
The Fund pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The Fund has implemented a level distribution program to provide shareholders with stable, but not guaranteed, cash flow, independent of the amount or timing of income earned or capital gains realized by the Fund. Under this program, the Fund’s regular monthly distribution, in order to maintain its level distribution amount, may include net investment income, return of capital and potentially capital gains for tax purposes. The amounts and sources of distributions are reported for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year end. More details about the Fund’s distributions and the basis for these estimates are available on www.
nuveen.com/cef.

Indemnifications:
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects payment-in-kind (“PIK”) interest, fees earned from reverse repurchase agreements and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Fees earned from reverse repurchase agreements are further described in later in these Notes to Financial Statements.
Netting Agreements:
In the ordinary course of business, the Fund may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Fund's Portfolio of Investments or Statement of Assets and Liabilities.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund's investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund’s financial statements and various filings.
New Accounting Pronouncement:
 In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
(“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Fund adopted the new guidance and there was no material impact to the Fund.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(Unaudited) (continued)
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
JMM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities $ – $ 57,186,962 $ – $ 57,186,962
Corporate Bonds – 21,513,619 – 21,513,619
Contingent Capital Securities – 1,688,021 – 1,688,021
Sovereign Debt – 960,877 – 960,877
Variable Rate Senior Loan Interests – 600,651 – 600,651
$1,000 Par (or similar) Institutional Preferred – 255,275 – 255,275
Short-Term Investments:
Repurchase Agreements – 2,600,000 – 2,600,000
Investments in Derivatives:
Futures Contracts* 662,853 – – 662,853
Interest Rate Swaps* – 604,913 – 604,913
Total $ 662,853 $ 85,410,318 $ – $ 86,073,171
* Represents net unrealized appreciation (depreciation) as reported in Fund's Portfolio of Investments.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
JMM Fixed Income Clearing Corporation $2,600,000 $(2,652,005)

Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period, the Fund used interest rate futures to partially hedge the portfolio against movements in interest rates.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Interest Rate Swap Contracts:
During the current fiscal period, the Fund used interest rate swap contracts to partially hedge its interest cost of leverage.
Interest rate swap contracts involve the Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve the Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”).
Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), the Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts.
The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss on such transactions is limited to the net amount of interest payments that the Fund is to receive from the counterparty. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Interest rate
Fund
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
U.S.
Government
Sales
JMM
$ 963,075 $ 3,556,343 $ 6,164,757 $ 674,957
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
JMM $ 7,043,776
*
The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to Financial Statements
(Unaudited) (continued)
swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation)
on interest rate swaps contracts on the Statement of Assets and Liabilities.
Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and
the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on interest rate swaps contracts.
Changes in the value of the swap contracts during the fiscal period are recognized as net unrealized appreciation (depreciation) of swaps contracts on the Statement of Operations. The net amount of periodic payments settled in cash are recognized as net realized gain (loss) contracts from swaps on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract.
The average notional amount of interest rate swap contracts outstanding during the current fiscal period, was as follows:
The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.
At the end of the reporting period, the fund has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Fund's Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Fund
Average Notional Amount of Interest Rate
Swap Contracts Outstanding
*
JMM $ 17,000,000
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Counterparty
Gross Unrealized
Appreciation Interest Rate
Swaps***
Gross Unrealized
(Depreciation) Interest
Rate Swaps*** Net Unrealized
Collateral
Pledged to (from)
Counterparty Net Exposure
JMM
Morgan Stanley Capital
Services LLC $ 604,913 $ - $ 604,913 $ (634,682) $ (29,769)
***  Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
JMM
Futures Contracts Interest rate - $ – Unrealized appreciation on futures contracts
*
$ 662,853
Interest Rate Swaps Interest rate Unrealized appreciation on interest rate swaps contracts
**
604,913 - –
1 1 1 1 1 1 1 1
*
The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and
Liabilities is only the receivable or payable for variation margin on open futures contacts.
**
Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund’s Portfolio of Investments. The
Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
JMM
Futures contracts Interest rate $ (716,593) $ 604,489
Swap contracts Interest rate 293,049 (317,396)

The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Shares:
The Fund did not have any transactions in common shares during the current and prior fiscal periods.
7. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Fund had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
JMM
$ 93,021,774 $ 973,368 $ (7,921,971) $ (6,948,603)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
JMM
$ — $ — $ (8,623,410) $ (11,505,072) $ — $ (260,215) $ (20,388,697)
Fund
Short-Term Long-Term Total
JMM
$ 1,376,588 $ 10,128,484 $ 11,505,072
JMM

Notes to Financial Statements
(Unaudited) (continued)
The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of
December 31, 2023, the complex-level fee for the Fund was as follows:
9. Fund Leverage
Reverse Repurchase Agreements:
During the current fiscal period, utilized reverse repurchase agreements as a means of leverage.
The Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of "Interest expense" on the Statement of Operations.
In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed.
As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:
Average Daily Managed Assets*
Fund-Level Fee
Rate
For the first $125 million 0.7000%
For the next $125 million 0.6875
For the next $150 million 0.6750
For the next $600 million 0.6625
For managed assets over $1 billion 0.6500
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
JMM
0 .1602%
Fund Counterparty Rate
Principal
Amount Maturity Value
Value and Accrued
Interest
JMM BNP Paribas 5.75% $ (7,884,000) 1/03/24 $ (7,884,000) $ (7,923,037)
JMM Goldman Sachs 5.75% (3,711,000) 1/03/24 (3,711,000) (3,729,375)
JMM TD Securities (USA), LLC 5.89% (12,575,000) 1/18/24 (12,575,000) (12,742,716)

During the current fiscal period, the average daily balance outstanding (which was for the entire current reporting period) and average interest rate on the Fund’s reverse repurchase agreements were as follows:
The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.
10. Inter-Fund Borrowing and Lending
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Fund covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter- Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, the Fund did not enter into any inter-fund loan activity.
Fund (continued)
Total $(24,170,000) $(24,170,000) $(24,395,128)
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
JMM
184 $ 24,294,144 5 .64%
Fund Counterparty
Reverse
Repurchase
Agreements*
Collateral
Pledged to
Counterparty
JMM BNP Paribas $ (7,923,037) $ 8,747,449
JMM Goldman Sachs (3,729,375) 4,053,016
JMM TD Securities (USA), LLC (12,742,716) 15,927,492
Total $(24,395,128) $28,727,957
* Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Risk Considerations
(Unaudited)
Risk Considerations
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Multi-Market Income Fund (JMM)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Investing in mortgage-backed securities entails credit risk, the risk that the servicer fails to perform its duties, liquidity risks, interest rate risks, structure risks, pre-payment risk, and geographical concentration risks. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations including hedging risk are described in more detail on the Fund’s web page at www.nuveen.com/JMM .

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how the fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that the fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
The Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
The Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, the Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Joseph A. Boateng * Jack B. Evans**
Michael A.
Forrester* William C. Hunter** Thomas J. Kenny*** Amy B.R. Lancellotta Joanne T. Medero
Albin F. Moschner John K. Nelson Loren M. Starr**
Matthew Thornton
III Terence J. Toth Margaret L. Wolff Robert L. Young
* Serves as a consultant effective January 1, 2024.
** Retired from the Funds' Board of Trustees effective December 31, 2023.
*** Effective January 1, 2024.
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
JMM
Common shares repurchased 0

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Beta:
A measure of the variability of the change in the share price for a fund in relation to a change in the value of the fund’s market benchmark. Securities with betas higher than 1.0 have been, and are expected to be, more volatile than the benchmark; securities with betas lower than 1.0 have been, and are expected to be, less volatile than the benchmark.
Contingent Capital Securities (CoCos):
CoCos are debt or capital securities of primarily non-U.S. issuers with loss absorption contingency mechanisms built into the terms of the security, for example a mandatory conversion into common stock of the issuer, or a principal write-down, which if triggered would likely cause the CoCo investment to lose value. Loss absorption mechanisms would become effective upon the occurrence of a specified contingency event, or at the discretion of a regulatory body. Specified contingency events, as identified in the CoCo’s governing documents, usually reference a decline in the issuer’s capital below a specified threshold level, and/or certain regulatory events. A loss absorption contingency event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition and/or its status as a going concern. In such a case, with respect to CoCos that provide for conversion into common stock upon the occurrence of the contingency event, the market price of the issuer’s common stock received by the Acquiring Fund will have likely declined, perhaps substantially, and may continue to decline after conversion. CoCos rated below investment grade should be considered high yield securities, or “junk,” but often are issued by entities whose more senior securities are rated investment grade. CoCos are a relatively new type of security; and there is a risk that CoCo security issuers may suffer the sort of future financial distress that could materially increase the likelihood (or the market’s perception of the likelihood) that an automatic write-down or conversion event on those issuers’ CoCos will occur. Additionally, the trading behavior of a given issuer’s CoCo may be strongly impacted by the trading behavior of other issuers’ CoCos, such that negative information from an unrelated CoCo security may cause a decline in value of one or more CoCos held by the Fund.
Accordingly, the trading behavior of CoCos may not follow the trading behavior of other types of debt and preferred securities.
Despite these concerns, the prospective reward vs. risk characteristics of at least certain CoCos may be very attractive relative to other fixed-income alternatives.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in a fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
19(a) Notice:
Section 19(a) of the Investment Company Act of 1940 requires that the payment of any distribution which is made from a source other than the fund’s net income be accompanied by a written notice that discloses the estimated sources of such payment.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-A-1223P 3342573-INV-B-02/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item  2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2 (b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section  1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section  18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multi-Market Income Fund

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Date: March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: March 7, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: March 7, 2024